Qualitative and Quantitative Information on Financial Risks	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Qualitative and Quantitative Information on Financial Risks	Qualitative and quantitative information on financial risks
The Group is exposed to several financial risks connected with its operations:
•financial market risk (principally relating to foreign currency exchange rates, interest rates and commodity prices;
•liquidity risk relating to the availability of funds and access to credit, if required, and to financial instruments in general;
•credit risk relating to counterparties failing to repay amounts owed or meet contractual obligations.
These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through the Group’s operating and financing activities and if required, through the use of derivative financial instruments.
A summary of qualitative and quantitative factors relating to these risks is provided below. The quantitative data reported in the following section does not have any predictive value. In particular, the sensitivity analysis on finance market risks does not reflect the complexity of the market or the reaction which may result from any changes that are assumed to take place.
Credit risk
Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.
With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers, as well as through insurance agreements. The following table provides the aging of trade receivables:

(Euro thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total
Trade receivables, gross	136,648	21,957	5,018	3,380	167,003
Loss allowance	(1,575)	(696)	(992)	(3,380)	(6,643)
Total trade receivables at December 31, 2021	135,073	21,261	4,026	—	160,360
Trade receivables, gross	106,659	23,172	2,509	15,206	147,546
Loss allowance	(549)	(1,876)	(480)	(5,812)	(8,717)
Total trade receivables at December 31, 2020	106,110	21,296	2,029	9,394	138,829
At December 31, 2020 trade receivables overdue by more than 180 days relates to the related party Tom Ford International LLC, mainly due to the financial impact caused by the COVID-19 pandemic.
Liquidity risk
Liquidity risk represents the risk that the Group cannot meet its financial obligations due to problems in obtaining funds at current market price conditions (funding liquidity risk) or in liquidating assets on the market to find the necessary financial resources (asset liquidity risk), which could negatively impact the Group’s results if the Group is forced to incur additional costs to obtain liquidity or meet its commitments.
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

(Euro thousands)	Contractual cash flows
	Carrying amount at December 31, 2021	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	14,138	14,138	—	—	—
Trade payables and customer advances	223,037	223,037	—	—	—
Borrowings	628,938	161,550	283,736	135,541	56,414
Lease liabilities	438,052	112,713	98,101	69,827	186,951
Other current and non-current financial liabilities	201,371	33,984	29,816	—	137,571
Total	1,505,536	545,422	411,653	205,368	380,936

(Euro thousands)		Contractual cash flows
	Carrying amount at December 31, 2020	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	13,192	13,192	—	—	—
Trade payables and customer advances	188,342	188,342	—	—	—
Borrowings	664,751	106,029	107,500	281,250	169,972
Lease liabilities	407,687	102,092	82,489	67,137	187,771
Other non-current financial liabilities	220,968	—	25,976	71,924	123,068
Total	1,494,940	409,655	215,965	420,311	480,811
The factors which mainly influence the Group’s liquidity are the resources generated or absorbed by current operating and investing activities, the possible distribution of dividends, the maturity or refinancing of debt and the management of surplus cash. Liquidity needs or surpluses are monitored on a daily basis by the Parent Company in order to guarantee effective sourcing of financial resources or adequate investment of excess liquidity.
The negotiation and management of credit lines is coordinated by the Parent Company with the aim of satisfying the short and medium-term financing needs of the individual companies within the Group according to efficiency and cost-effectiveness criteria. It has always been the Group’s policy to sign and constantly maintain with various and diversified banks a total amount of committed credit lines that is considered consistent with the needs of the individual companies and suitable to ensure at any time the liquidity needed to satisfy and comply with all the Group’s financial commitments, at the established economic conditions, as well as guaranteeing the availability of an adequate level of operational flexibility for any expansion programs.
Foreign currency risk
Foreign currency exchange rate transaction risks originate mainly from exports of the Group in US Dollars, Chinese Renminbi, Japanese Yen, British Pound and Mexican Peso. Risk management is mainly centralized at the distributing companies. Goods transferred for consideration to associates are settled directly in the currency of the country where they operate and sell (with the exception of countries where local currency cannot be delivered outside the country). This implies the risk that the corresponding value in Euro of revenues determined at the moment of collection is insufficient to cover production costs or to achieve the desired profit margin. This risk is heightened during the significant period between the moment when the sale prices of a collection are set and the moment when revenues are converted into Euro, which extends up to 18 months. The distributing companies enter into currency forward contracts or options, to establish the conversion rate in advance, or a predefined range of conversion rates at future dates. For the years ended December 31, 2021, 2020 and 2019 the Group covered its exchange rate risk almost exclusively with currency forward exchange contracts. To this end, before the preparation of the price list and based on market expectations and conditions, the Group arranges hedges that cannot exceed 50% - 60% of forecast sales in foreign currencies. In the period following the preparation of the price list, the total outstanding hedge is adjusted on the basis of market conditions and of the orders effectively managed and entered into production.
In addition, the Group controls and hedges exposure deriving from changes due to exchange rate changes in the value of assets or liabilities denominated in currencies other than the accounting currency of the individual company (typically intercompany financial receivables/payables), which may affect the Group’s net results, through financial instruments, whose recognition in accordance with IFRS follows the rules of fair value hedge: the profit or loss arising from subsequent remeasurements of the fair value of the hedging instrument and the hedged item are recorded within profit and loss. The hedges of the Parent Company’s future transactions in foreign currencies (which can be classified as cash flow hedges pursuant to IFRS) are accounted for in accordance with hedge accounting rules.
The Group has estimated the potential effects of a shock change of +/-5% on the main currencies to which the Group is exposed at each reporting date, by using internal assessment models based on generally accepted principles.
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of trade receivables and trade payables in foreign currencies.

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Trade receivables and trade payables in functional currency	+500 bps	-500 bps	Trade receivables and trade payables in functional currency	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	96,885	(4,614)	5,099	112,850	(5,374)	5,939
JPY	20,481	(975)	1,078	41,757	(1,988)	2,198
CNY	21,084	(1,004)	1,110	35,083	(1,671)	1,846
HKD	27,452	(1,307)	1,445	11,235	(535)	591
GBP	(5,974)	284	(314)	4,923	(234)	259
SGD	8,220	(391)	433	3,120	(149)	164
CHF	(18,158)	865	(956)	(16,552)	788	(871)
Total	149,990	(7,142)	7,895	192,416	(9,163)	10,126
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

(Euro thousands)	At December 31, 2021			At December 31, 2020
		+500 bps	-500 bps		+500 bps	-500 bps
Currency	Notional amount	Impact on profit before tax		Notional amount	Impact on profit before tax
USD	81,725	3,892	(4,301)	119,214	5,677	(6,274)
JPY	20,692	985	(1,089)	45,658	2,174	(2,403)
CNY	11,464	546	(603)	20,318	968	(1,069)
GBP	(12,660)	(603)	666	16,464	784	(867)
HKD	28,054	1,336	(1,477)	9,460	450	(498)
CHF	—	—	—	6,295	(300)	331
SGD	8,158	388	(429)	3,083	147	(162)
Total	137,433	6,544	(7,233)	220,492	9,900	(10,942)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

(Euro thousands)	At December 31, 2021			At December 31, 2020
Currency	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
		Impact on hedge reserve			Impact on hedge reserve
USD	80,155	3,817	(4,219)	25,355	1,207	(1,334)
CHF	(4,792)	(228)	252	18,515	(882)	974
JPY	10,360	493	(545)	6,749	321	(355)
HKD	16,097	767	(847)	3,153	150	(166)
GBP	12,659	603	(666)	2,762	132	(145)
CNY	178,537	8,502	(9,397)	—	—	—
SGD	1,947	93	(102)	—	—	—
Total	294,963	14,047	(15,524)	56,534	928	(1,026)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the USD/EUR year-end exchange-rate, applied to the Thom Browne put option in USD on non-controlling interests (recorded within other non-current financial liabilities).

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(135,726)	(7,143)	6,463	(169,055)	(8,897)	8,050
Total	(135,726)	(7,143)	6,463	(169,055)	(8,897)	8,050
Interest rate risk
Overall exposure to interest rate risk is monitored at the Group level through coordinated management of debt and available liquidity and of the relevant due dates. The Group’s principal sources of exposure to interest rate risk derive from loans at variable rates. At December 31, 2021, the notional value of interest rate swap derivatives to hedge the risk of a potential increase in the cost of servicing of financial debt due to fluctuations in market rates was Euro 323,816 thousand (Euro 274,336 thousand at December 31, 2020) with a negative fair value of Euro 2,412 thousand (Euro 5,515 thousand at December 31, 2020). The short-term portion of bank debt, used mainly to finance working capital needs, is not covered by interest rate hedges. The cost of bank debt is equal to Euribor for the period plus a spread that depends on the type of credit facility used.
For the year ended December 31, 2021 a hypothetical 20% increase in short-term interest rates on such floating rate non-current financial liabilities, with all other variables held constant, would have resulted in financial expenses, on an annual basis, of approximately Euro 332 thousand (Euro 742 thousand for the year ended December 31, 2020). For the year ended December 31, 2021 a hypothetical 20% decrease in short-term interest rates on such floating rate non-current financial liabilities, with all other variables held constant, would have resulted in financial expenses, on an annual basis, of approximately Euro 69 thousand (Euro 359 thousand for the year ended December 31, 2020).
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

(Euro thousands, except percentages)
At December 31, 2021
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
10,000	0.115%	12	0.006%	1	0.224%	22
15,000	0.112%	17	0.004%	1	0.220%	33
18,750	0.284%	53	0.175%	33	0.393%	74
50,000	0.000%	—	0.000%	—	0.100%	50
10,000	0.186%	19	0.077%	8	0.295%	30
45,000	0.167%	75	0.060%	27	0.274%	123
148,750		175		69		332
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

(Euro thousands, except percentages)
At December 31, 2020
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
Non-current
80,000	0.349%	279	0.259%	207	0.439%	351
10,000	0.195%	20	0.097%	10	0.293%	30
45,000	0.238%	107	0.136%	61	0.340%	153
31,250	0.300%	94	0.194%	61	0.406%	127
10,000	0.184%	18	0.069%	7	0.299%	30
176,250		518		346		691
Current
17,500	0.183%	32	0.074%	13	0.292%	51
17,500		32		13		51
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).